Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2026
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

 4. Right-of-use assets and lease liabilities

Operating leases

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. On September 19, 2025, the Company exercised the option to extend the charter period for one year. As of the effective date of the extension, the Company has remeasured the right-of-use asset under operating leases, and the corresponding obligation under operating leases based on the present value of the future minimum lease payments. In addition, the discount rate was revised at the remeasurement date based on the remaining lease term and lease payments. As of June 30, 2026, the Company has classified the seller’s credit, as short-term receivable amounting to $4,418. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40. The financial liability recognized for aframax Sakura Princess was $138 (current) as of June 30, 2026, and $ 249(current) as of December 31, 2025.

At June 30, 2026 and December 31, 2025, the Company assessed the recoverability of the seller's credits and there was no indication of impairment.

As at June 30, 2026, the Company recognized on its consolidated balance sheet a right-of-use asset of $1,700 ($3,441 at December 31, 2025 for the aframax tanker Sakura Princess and $4,329 at December 31, 2025 for the suezmaxes Arctic and Antarctic), equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments. The Company has not incurred any initial direct costs for the sale and leaseback transaction and has not made any payments prior to the commencement date of the contract. The leaseback agreement include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases (except for the one exercised described above).

The incremental borrowing rate used to determine the obligations under operating leases was 4.55% (2.54% prior to re-measurement date, September 19, 2025) for the sale and leaseback agreement of the aframax, Sakura Princess and the respective weighted average remaining lease term was 0.48 years as at June 30, 2026 and 0.97 years, as at December 31, 2025.

Period	Lease Commitment
Minimum net lease payments (July 1 to December 31, 2026)	$1,890
Less: present value discount	(190)
Total obligations under operating leases and financial liability (current portion)	$1,700

The Company has subleased one vessel (Sakura Princess) and recognized sublease revenue, net of voyage expenses of $7,220, for the second quarter of 2026, compared to three vessels (Arctic, Antarctic, Sakura Princess) with recognized sublease revenue, net of voyage expenses of $7,192 for the second quarter of 2025. The amount of $12,908 was recognized for the first half of 2026 for one vessel, compared to $12,728 in the prior year first half for three vessels.

Finance leases

On June 21, 2021, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller's credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter, unless the Company elects to exercise any of its charter extension options or upon sale of the vessel during the charter period. At inception, the Company accounted for the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On April 7, 2026, the Company signed an addendum in the bareboat agreement for each of the two suezmax tankers, Arctic and Antarctic, to repurchase both vessels. In accordance with ASC 842, the Company accounted for the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease. On May 28, 2026 and June 11, 2026, the Company repurchased Arctic and Antarctic, respectively, at a purchase price of $20,000 each, net of the seller’s credit amount of $4,207.5 for each vessel. As of the effective date of the modification, the corresponding lease liability under finance leases was remeasured to $41,304, including the application of the seller’s credit of $8,415 as a prepayment to repurchase the vessels. The incremental borrowing rate used to determine the right-of-use assets and the obligations under finance leases was 4.97%. During the second quarter of 2026, the lease liability under finance leases was reduced by $1,637 to reflect the lease payments made during the period and increased by an interest expense of $332, presented in the Company’s consolidated statements of comprehensive income under interest and finance costs. In addition, as of the effective date of the modification, the right-of-use assets were adjusted, upon remeasurement of the lease liability resulting in total amount of $49,719. The amount of the right-of-use assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. During the second quarter of 2026, the right-of-use assets were amortized by $1,357. Upon repurchase of Arctic and Antarctic, the Company derecognized the right-of-use assets and the lease liability amounting to $48,362 and $39,999, respectively, and recognized both vessels as fixed assets in the accompanying consolidated balance sheets (Note 5).

During the first half of 2026, the Company has subleased both vessels (Arctic and Antarctic), and the amount of $8,402 and $3,527 was recognized as sublease revenue, net of voyage expenses for the operating lease period (January 1, 2026 until April 7, 2026) and the finance lease period, respectively (April 7, 2026 until May 28, 2026 and June 11, 2026 for Arctic and Antarctic, respectively).

During the second quarter of 2026, the Company has subleased both vessels (Arctic and Antarctic), and the amount of $173 and $3,527 was recognized as sublease revenue, net of voyage expenses for the operating lease period (April 1, 2026 until April 7, 2026) and the finance lease period, respectively (April 7, 2026 until May 28, 2026 and June 11, 2026 for Arctic and Antarctic, respectively).